Borrowings and financial liabilities - Accounting treatment of the convertible notes (Details) € / shares in Units, € in Thousands	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 19, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)
Borrowings and financial liabilities
Fair value of the convertible notes (in thousands of €)			€ (15,849)	€ 23,640
Convertible Notes to Kreos, 2021
Borrowings and financial liabilities
Number of bonds outstanding	2,250,000	2,250,000	2,250,000
Number of shares available for subscription | shares	2,250,000	2,250,000	2,250,000
Share price | € / shares	€ 0.46	€ 0.494	€ 0.005
Exercise price | € / shares	€ 0.648	€ 0.648	€ 0.648
Fair value of derivative instrument (in K€)		€ (536)
Change in fair value of derivative liability over the period (in K€)	€ 536	€ (72)
Convertible Notes to Kreos, 2021 | Volatility
Borrowings and financial liabilities
Input to valuation	65	85	95
Convertible Notes to Kreos, 2021 | Risk-free rate
Borrowings and financial liabilities
Input to valuation	3.39		2.51
Convertible Notes to Kreos, 2021 | Credit spread
Borrowings and financial liabilities
Input to valuation	23.14	23.14	23.14
Nonconvertible Bonds To Kreos 2021 Contract
Borrowings and financial liabilities
Fair value of the convertible notes (in thousands of €)	€ 3,229		€ 1,695	€ 2,687